CONTINGENT LIABILITIES - Reserves for Lawsuit, Claims and Other Disputed Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 9,637	$ 12,583
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	5	53	$ 91	$ 678
Reserve for commercial claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	2,400	1,000	0
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 9,632	$ 10,130	$ 1,511	$ 2,184